Schedule III	12 Months Ended
Dec. 31, 2013
Schedule III
Schedule III [Text Block]

SCHEDULE III

THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES

Supplementary Insurance Information (1)

2011-2013

(in millions)

Segment	Deferred Acquisition Costs	Claims and Claim Adjustment Expense Reserves	Unearned Premiums	Earned Premiums	Net Investment Income (2)	Claims and Claim Adjustment Expenses	Amortization of Deferred Acquisition Costs	Other Operating Expenses (3)	Net Written Premiums
2013
Business and International Insurance	$1,046	$43,181	$7,170	$13,332	$2,087	$8,285	$2,158	$2,369	$13,512
Bond & Specialty Insurance	213	3,921	1,264	1,981	260	695	378	388	2,030
Personal Insurance	545	3,763	3,416	7,324	369	4,327	1,285	980	7,225

Total—Reportable Segments	1,804	50,865	11,850	22,637	2,716	13,307	3,821	3,737	22,767
Other	—	30	—	—	—	—	—	381	—

Consolidated	$1,804	$50,895	$11,850	$22,637	$2,716	$13,307	$3,821	$4,118	$22,767

2012
Business and International Insurance	$959	$41,979	$6,438	$12,779	$2,205	$8,383	$2,100	$2,304	$12,929
Bond & Specialty Insurance	209	4,064	1,254	1,957	280	788	373	383	1,924
Personal Insurance	624	4,845	3,549	7,621	404	5,505	1,437	900	7,594

Total—Reportable Segments	1,792	50,888	11,241	22,357	2,889	14,676	3,910	3,587	22,447
Other	—	34	—	—	—	—	—	401	—

Consolidated	$1,792	$50,922	$11,241	$22,357	$2,889	$14,676	$3,910	$3,988	$22,447

2011
Business and International Insurance	$939	$42,683	$6,228	$12,545	$2,173	$9,151	$2,055	$2,223	$12,489
Bond & Specialty Insurance	209	4,303	1,297	1,956	282	783	363	369	1,953
Personal Insurance	638	4,367	3,577	7,589	424	6,342	1,458	908	7,745

Total—Reportable Segments	1,786	51,353	11,102	22,090	2,879	16,276	3,876	3,500	22,187
Other	—	39	—	—	—	—	—	442	—

Consolidated	$1,786	$51,392	$11,102	$22,090	$2,879	$16,276	$3,876	$3,942	$22,187

(1)       See note 1, Nature of Operations, of notes to the Company’s consolidated financial statements for discussion of the realignment of reportable business segments made pursuant to a realignment of the Company’s management team, effective July 1, 2014.

(2)       See note 2 of notes to the Company’s consolidated financial statements for discussion of the method used to allocate net investment income and invested assets to the identified segments.

(3)       Expense allocations are determined in accordance with prescribed statutory accounting practices. These practices make a reasonable allocation of all expenses to those product lines with which they are associated.